Related Party Balances and Transactions (Tables)	9 Months Ended
Sep. 30, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Party

Amounts due from related party consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
	(Unaudited)
Current
Libra Sciences Limited (Note b)	$519,002	$522,192
Allowance for credit loss	(519,002)	(522,192)
Total	$—	$—

Amounts due to related parties consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
	(Unaudited)
Current
Aeneas Group Limited (Note a)	$79,180	$79,180
Ian Huen	215	464
	$79,395	$79,644

	September 30, 2025	December 31, 2024
	(Unaudited)
Convertible notes to a related party — Current
Jurchen Investment Corporation (Note 15)	$3,374,500	$3,238,500

Related party transactions consisted of the following for the nine months ended September 30, 2025 and 2024:

	For the nine months ended September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Interest expenses (Note 15)
– Jurchen Investment Corporation	$136,000	136,000